CVC - CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 20, 2016	Dec. 31, 2015
Cablevision Systems Corporation And Subsidiaries
Net income	$ 163,512	$ 175,248
Defined benefit pension and postretirement plans (see Note 13):
Unrecognized actuarial gain	68	2,694
Applicable income taxes	(28)	(1,106)
Unrecognized gain (loss) arising during period, net of income taxes	40	1,588
Amortization of actuarial losses, net included in net periodic benefit cost	929	1,224
Applicable income taxes	(388)	(502)
Amortization of actuarial losses, net included in net periodic benefit cost, net of income taxes	541	722
Settlement income included in net periodic benefit cost	1,655	3,822
Applicable income taxes	(679)	(1,569)
Curtailment loss, net of settlement losses included in net periodic benefit cost, net of income taxes	976	2,253
Other comprehensive gain (loss)	1,557	4,563
Comprehensive income (loss)	165,069	179,811
Comprehensive income attributable to noncontrolling interests	236	201
Comprehensive Income (loss) attributable to Altice USA, Inc. stockholders	$ 165,305	$ 180,012